Restricted Cash (Details)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Restricted Cash [Abstract]
Restricted cash	$ 14,545,723	$ 1,872,591	$ 6,347,680